4. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets
	June 30,	December 31,
	2015	2014
	(unaudited)

Temporary advances to employees	$506	$302
Prepaid rent	860	1,217
Prepaid other taxes	59	701
Prepaid fuel charges	—	17
Prepaid insurance	1,123	1,190
Deposits for inventories	600	—
Due from third party	4,910	—
Other current assets	2,677	2,093
Total	$10,735	$5,520